Shareholders' Equity (Details Textual) (USD $)	0 Months Ended						1 Months Ended				0 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended					0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended			1 Months Ended	25 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 15, 2014	Apr. 09, 2014	Dec. 16, 2013	Oct. 14, 2013	Aug. 16, 2013	Apr. 04, 2013	Aug. 30, 2013	Jun. 17, 2013	Jan. 31, 2013	Dec. 19, 2012	May 11, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 30, 2013	Jan. 03, 2014	Jan. 08, 2014	Dec. 31, 2013	Oct. 06, 2014	Sep. 11, 2014	Sep. 18, 2014	Jun. 03, 2014	Aug. 27, 2014	Jun. 18, 2014	Jun. 20, 2014	May 16, 2014	Jun. 30, 2014	May 28, 2014	Dec. 20, 2013	May 29, 2013	Oct. 31, 2012	Sep. 10, 2013	Jan. 15, 2013	Apr. 02, 2013	Jan. 24, 2013	Feb. 13, 2013	Apr. 17, 2013	Jun. 26, 2013	Oct. 09, 2013	Sep. 26, 2013	Apr. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	May 22, 2013	Aug. 21, 2014	Mar. 14, 2013	Nov. 18, 2013	Oct. 10, 2013	Jul. 16, 2014	Sep. 20, 2013	Jul. 10, 2013	Mar. 06, 2013	Mar. 04, 2013	Feb. 28, 2013	Feb. 27, 2013	Feb. 26, 2013	Feb. 25, 2013	Feb. 19, 2013	May 24, 2013	May 16, 2013	May 10, 2013	May 05, 2013	Apr. 29, 2013	Apr. 22, 2013	Sep. 09, 2013	Dec. 24, 2013	Oct. 11, 2013	Dec. 31, 2011	Mar. 31, 2012	Oct. 31, 2013	Jan. 29, 2013	Jan. 18, 2013
Shareholders Equity [Line Items]
Proceeds from Issuance of Common Stock												$ 0	$ 1,041,000	$ 388,000
Minimum Bid Price Not Maintained For 30 Consecutive Business Days	$ 1.00							$ 1.00
Minimum Bid Price To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance	$ 1.00		$ 1.00			$ 1.00		$ 1.00
Lowest Daily Volume Weighted Average Price Percentage											96.00%
Average Daily Trading Volume Advance, Description											amount not to exceed the greater of $200 or 100%
Common Stock, Shares, Issued					100,000							115,470,692	22,753,868					22,753,868																																	1,197,034	493,911
Gain (Loss) on Sale of Equity Investments													1,180,000
True Up Period Expiration Date									Jan. 22, 2013
Extinguishment of Debt, Amount					105,000
Allocated Share-based Compensation Expense													1,030,000
Minimum Market Value Of Publicly Held Shares														1,000,000
Minimum Market Value Of Publicly Held Shares Failed To Meet Requirements										897,000
Maximum Value Of Shares For Cash Consideration											3,200,000
Stock Authorized for Issuance in Lieu of Related Party Fee				991,658
Loss Contingency Accrual																																								10,500,000
Debt Conversion, Converted Instrument, Shares Issued							232,948
Debt Conversion, Converted Instrument, Amount							153,500
Settlement Shares Percentage												9.90%
Common Stock, Shares, Outstanding												115,470,692	22,753,868					22,753,868												1,611,656
Stock Units Issued During Period		250,000
Stock Units Issued During Period, Price Per Unit		$ 100
Stockholders’ Equity Requirement																																																		2,500,000
Maximum [Member]
Shareholders Equity [Line Items]
Shares, Issued												819,869
Stock Issued During Period, Shares, Acquisitions												1,500,000
Stock Issued During Period, Value, Acquisitions												3,000,000
Series B Preferred Stock [Member]
Shareholders Equity [Line Items]
Conversion of Stock, Shares Issued												15,000
Conversion of Stock, Shares Converted															15,000
Series A Warrants [Member]
Shareholders Equity [Line Items]
Warrants To Purchase Commonstock												5,000,000
Warrants Expiry Term												5 years
Warrants Exercise Price												$ 2.60
Series B Warrants [Member]
Shareholders Equity [Line Items]
Warrants To Purchase Commonstock												2,500,000
Warrants Expiry Term												1 year
Warrants Exercise Price												$ 2.60
Series C Preferred Stock [Member]
Shareholders Equity [Line Items]
Conversion of Stock, Shares Converted																30,000	26,000	29,000
Series D Preferred Stock [Member]
Shareholders Equity [Line Items]
Conversion of Stock, Shares Converted																			43,600	21,800	43,600	78,612	21,800	30,520	1,808		100
Common Stock, Shares, Outstanding												8,160
Percentage of Warrants Rights		130.00%
Preferred Stock, Conversion Price Per Share		$ 100
Closing Bid Price of Common Stock																										$ 1.09		$ 0.981
Preferred stock Par value Per Share		$ 0.001																										$ 100
Proceeds from Issuance of Preferred Stock and Preference Stock																												24,070,000
Payments of Stock Issuance Costs																												930,000
Series C Warrants [Member]
Shareholders Equity [Line Items]
Stock Units Issued During Period																												184
Exercisable Period of Warrant																												5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights																												$ 1.42
Preferred Stock [Member]
Shareholders Equity [Line Items]
Proceeds from Issuance of Private Placement												10,000,000
Common Stock [Member]
Shareholders Equity [Line Items]
Conversion of Stock, Shares Issued															750,000	1,500,000	1,300,000	1,450,000	4,000,000	2,000,000	4,000,000	7,212,081	2,000,000	2,800,000	165,881		9,176
Percentage of Warrants Rights		200.00%
Convertible Preferred Stock, Shares Issued upon Conversion		92																										92
Shares Issued, Price Per Share		$ 1.42																										$ 1.09
Dutchess Agreement [Member]
Shareholders Equity [Line Items]
Proceeds from Issuance of Common Stock																													485,000
Lowest Daily Volume Weighted Average Price Percentage																															98.00%
Average Daily Trading Volume Advance, Description																															amount not to exceed the greater of $200 or 200%
Sale of Common Stock																															47,060
Common Stock, Shares, Issued																													458,344	460,933
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																														28.60%
Percentage Of Blocker Provision																															9.99%
Settlement Agreement [Member]
Shareholders Equity [Line Items]
Common Stock, Shares, Issued									37,157																								27,500
Stock Issued During Period, Shares, New Issues																																426,943
Shares Issuable Upon Settlement Agreement, Description									which number is equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the four-trading day period following the date of issuance of the Initial Settlement Shares, rounded up to the nearest whole share.																								Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the First Settlement Agreement shall be equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Settlement Shares (the True-Up Period), rounded up to the nearest whole share (the VWAP Shares).
Granite Agreement [Member]
Shareholders Equity [Line Items]
Proceeds from Issuance of Common Stock																																		458,000
Lowest Daily Volume Weighted Average Price Percentage																																			98.00%
Average Daily Trading Volume Advance, Description																																			amount not to exceed the greater of $500 or 200%
Sale of Common Stock																																			79,159
Stock Issued During Period, Shares, New Issues																																		79,159	79,159
Second Settlement Agreement [Member]
Shareholders Equity [Line Items]
Common Stock, Shares, Issued																																				37,000																	6,351	20,000	20,000	20,000	18,000	18,000	18,000
Percentage of Average Daily Trading Volume Weighted Average Price																																				75.00%
Shares Issuable Upon Settlement Agreement, Description																																				Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement should be equal to the quotient obtained by dividing (i) $740,651.57 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Second Settlement Shares (the Second True-Up Period), rounded up to the nearest whole share (the Second VWAP Shares).
Fourth Settlement Agreement [Member]
Shareholders Equity [Line Items]
Common Stock, Shares, Issued																																					112,000								40,000															119	150,000	70,000	67,000	65,000	60,000
Shares Issuable Upon Settlement Agreement, Description																																					Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Fourth Settlement Agreement should be equal to the quotient obtained by dividing (i) $1,792,416.92 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Fourth Settlement Shares (the Fourth True-Up Period), rounded up to the nearest whole share (the Fourth VWAP Shares)
Fifth Settlement Agreement [Member]
Shareholders Equity [Line Items]
Common Stock, Shares, Issued													7,159,749					7,159,749																				178,000																												5,501,600
Litigation Settlement, Amount													9,434,000
Gain (Loss) Related to Litigation Settlement													3,914,000
Shares Issuable Upon Settlement Agreement, Description																																						Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Fifth Settlement Agreement shall be equal to the quotient obtained by dividing (i) $5,331,011.90 by (ii) 75% of the VWAP of the Common Stock over the 120 consecutive trading day period following the date of issuance of the Fifth Settlement Shares (the Fifth True-Up Period), rounded up to the nearest whole share (the Fifth VWAP Shares).
Crede Settlement Agreement [Member]
Shareholders Equity [Line Items]
Common Stock, Shares, Issued																																																																			8,741,761
Stock Issued, Crede Settlement																																																	1,011,944																		1,578,110	6,151,708
Loss Contingency, Settlement Agreement, Terms																																								Common Stock to be issued to Crede pursuant to the Exchange Agreement would equal the quotient of (i) $11,850 divided by (ii) 78% of the volume weighted average price of the Companys Common Stock, over the 75-consecutive trading day period immediately following the first trading day after the Court approved the Order (or such shorter trading-day period as could be determined by Crede in its sole discretion by delivery of written notice to the Company) (the Calculation Period), rounded up to the nearest whole share (the Crede Settlement Shares).
Loss Contingency, Loss in Period																																							10,500,000
Debt Instrument, Annual Principal Payment																																							19,500,000
Placement Agent agreement [Member]
Shareholders Equity [Line Items]
Stock Units Issued During Period																												250,000
Stock Units Issued During Period, Price Per Unit																												$ 100
Stock Units Issued During Period Value																												25,000,000
Non Executive Member of Board of Directors [Member]
Shareholders Equity [Line Items]
Management Fees Payable																																										120,000	120,000	120,000																									155,000
Board Fees Payable														48,000																												120,000	120,000	120,000
Common Stock, Shares, Issued														8,382
Stock Authorized for Issuance in Lieu of Related Party Fee													991,658																		6,536										3,993	34,326	34,326	34,326
Manager [Member]
Shareholders Equity [Line Items]
Management Fees Payable				2,168,000									2,168,000					2,168,000													807,000																								809,000															926,000
Common Stock, Shares, Issued																																																							128,328
Stock Authorized for Issuance in Lieu of Related Party Fee																															43,930										33,214
Dutchess Capital [Member]
Shareholders Equity [Line Items]
Proceeds from Issuance of Common Stock														91,000
Common Stock, Shares, Issued														18,587
Common Stock Registered For Resale														47,060
Hanover Holdings I, LLC [Member]
Shareholders Equity [Line Items]
Common Stock, Shares, Issued																																																																							400,000	1,657	8,000
Navar Inc [Member]
Shareholders Equity [Line Items]
Common Stock, Shares, Issued																																													27,385
Extinguishment of Debt, Amount																																													94,000
Note Purchase Agreement [Member]
Shareholders Equity [Line Items]
Proceeds from Notes Payable																																														250,000
Notes Payable, Total														75,000
YA Global Master SPV Ltd [Member]
Shareholders Equity [Line Items]
Proceeds from Issuance of Common Stock														432,000
Outstanding Fee Write Off																																																											10,000
Maximum Value Of Shares For Acquisition											3,200,000
Common Stock Registered For Resale											36,795
Notes Payable, Total																																															63,000
Stock Issued During Period, Shares, New Issues																																															14,038
Compensation Committee [Member]
Shareholders Equity [Line Items]
Allocated Share-based Compensation Expense													2,753,000
Asher [Member]
Shareholders Equity [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																																																109,279	53,618
Debt Conversion, Converted Instrument, Amount																																																103,500	103,500
Crede [Member]
Shareholders Equity [Line Items]
Cashless Exercise Of Warrants Description												(i) we are in compliance in all material respects with our obligations under the transaction documents, (ii) the Registration Statement is effective and (iii) our Common Stock is listed or designated for quotation on an eligible market. In the event that our Common Stock trades at or above $3.25 for a period of 20 consecutive trading days, the average daily dollar volume of our Common Stock equals at least $1 million during such period and various equity conditions are also satisfied during such period, we may, at our election, require Crede to exercise the Warrants for cash
Non Accountable Amount												75,000
Additional Non Refundable Amount												75,000
Unallocated Expense Reimbursement												425,000
Crede [Member] | Series B Preferred Stock [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Value, New Issues												1,500,000
Convertible Preferred Stock, Terms of Conversion												2.00
Crede [Member] | Series C Preferred Stock [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Value, New Issues													$ 8,500,000
Stock Issued During Period, Shares, New Issues													85,000
Convertible Preferred Stock, Terms of Conversion													The Series C Preferred Stock was convertible into our Common Stock at the same price at which the Series B Preferred Stock is convertible